Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
TOTAL CASH AND CASH EQUIVALENTS		$ 1,060,921
Prepaid insurance		65,625
Prepaid expenses and other current assets		20,000
Total current assets		1,146,546
Deferred offering costs			25,000
Marketable securities held in Trust Account		177,124,457
Long-term prepaid insurance		21,734
TOTAL ASSETS		178,292,737	25,000
Deposits:
Accrued expenses		102,889	4,791
Total current liabilities		109,536	5,112
Deferred underwriting fee payable		6,900,000
TOTAL LIABILITIES		7,009,536	5,112
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to possible redemption, 17,250,000 and 0 shares at redemption value of $10.27 and $0 per share at December 31, 2025 and 2024, respectively		177,124,457
Stockholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding at December 31, 2025 and 2024
Additional paid-in capital			24,425
Accumulated deficit		(5,841,831)	(5,112)
TOTAL STOCKHOLDERS’ EQUITY		(5,841,256)	19,888
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY		178,292,737	25,000
Old Glory Holding Co [Member]
Current assets:
TOTAL CASH AND CASH EQUIVALENTS		72,399,000	174,605,000
Cash and due from banks		5,875,000	23,602,000
Federal funds sold		18,065,000	40,564,000
Excess balance account at the Federal Reserve		23,183,000	109,894,000
Interest bearing deposits with other banks		25,276,000	545,000
Investment securities available for sale (amortized cost $163,257 and $434 at December 31, 2025 and 2024, respectively)		162,706,000	423,000
Mortgage loans held for sale		600,000	739,000
Loans receivable		17,702,000	3,785,000
Less: allowance for credit losses		(227,000)	(43,000)
NET LOANS		17,475,000	3,742,000
Restricted stock		38,000	38,000
Premises and equipment		423,000	478,000
Core deposit intangible		98,000	112,000
Accrued interest		356,000	27,000
Deferred technology expenses		2,624,000	3,155,000
Other assets		702,000	82,000
TOTAL ASSETS		257,421,000	183,401,000
Deposits:
Non interest bearing		92,241,000	60,392,000
Interest bearing		154,457,000	112,617,000
TOTAL DEPOSITS		246,698,000	173,009,000
Accrued Interest and other liabilities		949,000	126,000
TOTAL LIABILITIES		247,647,000	173,135,000
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Surplus		57,547,000	42,657,000
Accumulated other comprehensive loss		(551,000)	(11,000)
Accumulated deficit		(47,226,000)	(32,384,000)
TOTAL STOCKHOLDERS’ EQUITY		9,774,000	10,266,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY		257,421,000	183,401,000
Common Class A [Member]
Stockholders’ Equity:
Common Stock, value
Common Class A [Member] | Old Glory Holding Co [Member]
Stockholders’ Equity:
Common Stock, value		2,000	2,000
Common Class B [Member]
Stockholders’ Equity:
Common Stock, value	[1]	575	575
Common Class B [Member] | Old Glory Holding Co [Member]
Stockholders’ Equity:
Common Stock, value		2,000	2,000
Related Party [Member]
Deposits:
Due to related party		$ 6,647	$ 321

[1]	At December 31, 2024, included 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.